Stock-Based Compensation - Additional Information (Details) - USD ($) $ / shares in Units, $ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, number of shares authorized	48,749,161		48,749,161	48,749,161
Common stock, capital shares reserved for future issuance	5,330,455		4,475,263	1,993,987
Share based compensation weighted average fair value of options granted	$ 0.57	$ 0.72	$ 0.62	$ 1.03
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Forfeitures in Period	2,441,148		2,530,814
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross	5,353,691		432,000		1,231,034
Unrecognized compensation expense	$ 11.2		$ 13.3
Unrecognized Compensation Expense Relating To The PerformanceBased Awards	1.0
Stock issued during period, value, stock options exercised	$ 0.3	$ 0.1	$ 0.0	$ 0.8
Share based compensation expenses weighted average period	2 years 1 month 6 days		2 years 10 days
Share-based compensation arrangement by share-based payment award, options, outstanding, number	35,635,693		38,061,610	40,628,032
Performance Shares [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Forfeitures in Period	354,074
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross	1,883,750
Share-based compensation arrangement by share-based payment award, options, outstanding, number			2,027,700
Share-based payment arrangement, expense			$ 0.2	$ 0.7
Performance Shares [Member] | 2023 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross					442,592
Performance Shares [Member] | 2024 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross				354,074